Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other payables

(in thousands of USD)	December 31, 2025	December 31, 2024
Derivatives	20	—
Total non-current other payables	20	—
Trade payables	79,942	22,296
Accrued expenses	36,330	24,826
Accrued payroll	6,816	2,662
Dividends payable	14,616	538
Deferred income	78,734	27,367
Other payables	6,054	1,902
Total current trade and other payables	222,492	79,591